Shareholder Report, Holdings (Details) - Adasina Social Justice All Cap Global ETF [Member]	Aug. 31, 2025
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AT&T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Merck & Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Cash And Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.30%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Cash And Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%